FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-02861

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Money Market Trust

Fund Name: Fidelity Money Market Trust: Retirement Government Money Market Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: AUGUST 31

DATE OF REPORTING PERIOD: 06/30/2004

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Money Market Trust

BY:  /s/ CHRISTINE REYNOLDS
-----------------------------------------------------
CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/12/2004 11:58:47 AM

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity Money Market Trust: Retirement Government Money Market Portfolio
07/01/2003 - 06/30/2004

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.